Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of Regulation S-K, the information below reflects the relationship between the executive compensation actually paid by us (“CAP”) to our CEO, as principal executive officer, and the other named executive officers (“Non-CEO NEOs”) and our financial performance for the years ended December 31, 2023, 2022, 2021 and 2020.
The disclosures included in this section are required by technical SEC rules and do not necessarily align with how the Company or the Compensation Committee views the link between our performance and the compensation of our NEOs. The Compensation Committee did not consider the required pay versus performance disclosures when making its compensation decisions for any of the years presented.
For information regarding the decisions made by our Compensation Committee with respect to the compensation of our NEOs for each fiscal year, including alignment with Company performance, please see the “Compensation Discussion and Analysis” section of the proxy statement for the fiscal years covered.
Pay Versus Performance Table
The following table sets forth information about the compensation of our CEO and Non-CEO NEOs and the financial performance of BXP.

Year	Summary Compensation Table Total for CEO(1)(2) ($)	Compensation Actually Paid to CEO(1) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(1)(2) ($)	Average Compensation Actually Paid to Non-CEO NEOs (1)(3) ($)	Value of Initial Fixed $100 Investment Based On:(4)		Net Income (in millions)(6) ($)	FFO Per Share(7) ($)
					BXP Total Stockholder Return ($)	Peer Group Total Stockholder Return(5) ($)

2023	12,963,964	9,975,923	5,881,985	6,592,675	61.55	63.34	190.2	7.30
2022	13,050,788	2,646,769	5,794,249	2,530,706	55.54	62.07	848.9	7.53
2021	12,894,537	19,747,684	6,017,281	8,297,877	90.43	99.51	496.2	6.56
2020	10,737,289	(220,724)	4,677,157	1,126,865	71.65	81.56	862.2	6.29
1.For all periods presented, our CEO is Owen D. Thomas and our Non-CEO NEOs are Douglas T. Linde, Raymond A. Ritchey, Michael E. LaBelle and Bryan J. Koop.
2.Except for 2020, the amounts in this column reflect the “Total” compensation set forth in the Summary Compensation Table (“SCT”) on page 102 our CEO and Non-CEO NEOs. See the footnotes to the SCTs for further detail regarding the amounts in this column. The amounts for 2020 are set forth in the SCT contained in our 2023 proxy statement.
3.In accordance with SEC rules, Compensation Actually Paid ("CAP") is computed by replacing the amounts in the “Stock Awards” column of the SCT from the “Summary Compensation Table Total” column in this table with the following amounts: (i) the fair value of as of the last day of the applicable year of unvested LTI equity awards that were granted during such year, (ii) as of the applicable vesting date, the fair value of LTI equity awards granted in the applicable year that vested during such year, (iii) as of the last day of the applicable year, the change in fair value of unvested LTI equity awards granted in prior years that remain unvested as of the last day of the applicable year compared to the last day of the previous year, (iv) as of the applicable vesting date, the change in fair value of LTI equity awards that vested during the applicable year compared to the last day of the previous year and (v) the value of dividends paid in cash on unvested LTI equity awards during the applicable year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our CEO or Non-CEO NEOs during the applicable year. In accordance with Item 402(v) of Regulation S-K, CAP for our CEO and Average Cap for our Non-CEO NEOs was computed as follows:

CEO	2023	2022	2021	2020

SCT Total for CEO	$12,963,964	$13,050,788	$12,894,537	$10,737,289
Minus Grant Date Value of Equity Awards Reported in the SCT	$(9,261,028)	$(9,157,428)	$(8,745,377)	$(8,644,379)
Plus Fair Value of Equity Awards Granted in the Applicable Year(a)(b)	$7,506,247	$5,183,625	$13,972,914	$4,950,613
Plus/Minus Change in Value of Prior Years’ Awards Unvested at Applicable Year End	$(878,774)	$(7,437,052)	$1,493,773	$(7,796,208)
Plus/Minus Change in Value of Prior Years’ Awards that Vested in the Applicable Year	$(652,734)	$642,971	$(206,106)	$251,319
Plus Dividends Paid on Unvested Equity Awards During the Applicable Year	$298,248	$363,865	$337,943	$280,642
Total Adjustments	$(2,988,041)	$(10,404,019)	$6,853,147	$(10,958,013)
Compensation Actually Paid	$9,975,923	$2,646,769	$19,747,684	$(220,724)

Average for Non-CEO NEOs	2023	2022	2021	2020

Average SCT Total for Non-CEO NEOs	$5,881,985	$5,794,249	$6,017,281	$4,677,157
Minus Grant Date Value of Equity Awards Reported in the SCT	$(3,441,717)	$(3,319,148)	$(3,329,155)	$(3,137,755)
Plus Fair Value of Equity Awards Granted in the Applicable Year(a)(b)	$4,144,496	$2,148,528	$5,185,663	$2,020,765
Plus/Minus Change in Value of Prior Years’ Awards Unvested at Applicable Year End	$(246,050)	$(2,412,962)	$427,396	$(2,568,567)
Plus/Minus Change in Value of Prior Years’ Awards that Vested in the Applicable Year	$88,654	$203,632	$(95,399)	$58,798
Plus Dividends Paid on Unvested Equity Awards During the Applicable Year	$165,307	$116,407	$92,091	$76,467
Total Adjustments	$710,690	$(3,263,543)	$2,280,596	$(3,550,292)
Average Compensation Actually Paid	$6,592,675	$2,530,706	$8,297,877	$1,126,865
a.The fair values of time-based LTI equity awards are based on the closing price of BXP common stock as reported on the NYSE on the relevant valuation date. Performance-based LTI equity awards were valued on the relevant valuation date using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718.
b.Includes the fair value of (x) LTI equity awards granted during the applicable year that remain unvested as of the end of the applicable year and (y) LTI equity awards granted during the applicable year that vested during the applicable year.
4.The calculations of TSR assume an investment of $100 in each of BXP and the FTSE Nareit Office REIT Index (the “Office REIT Index”) on December 31, 2019, and the reinvestment of dividends. The historical TSR information is not necessarily indicative of future performance. The data shown is based on the stock prices or index values, as applicable, at the end of each year shown.
5.The Office REIT Index includes all office REITs included in the FTSE Nareit Equity REIT Total Return Index (the “Equity REIT Index”). The Equity REIT Index includes all tax-qualified equity REITs listed on the NYSE, the American Stock Exchange and the Nasdaq Stock Market. Equity REITs are defined as those with 75% or more of their gross invested book value of assets invested directly or indirectly in the equity ownership of real estate.
6.Represents net income attributable to Boston Properties, Inc. common shareholders. The decrease for the year ended December 31, 2023 compared to 2022 was due primarily to a non-cash impairment charge related to our investment in unconsolidated joint ventures during 2023 and gains on sales of real estate in 2022 that not recur in 2023.
7.Represents diluted FFO per share. For 2021 and 2023, FFO is adjusted for certain transactions in accordance with the terms of the applicable AIP. Prior to adjustments, diluted FFO per share for 2023 was $7.28. For disclosures required by Regulation G, refer to Appendix A to this proxy statement.

Company Selected Measure Name	FFO
Named Executive Officers, Footnote	Douglas T. Linde, Raymond A. Ritchey, Michael E. LaBelle and Bryan J. Koop
Peer Group Issuers, Footnote	The Office REIT Index includes all office REITs included in the FTSE Nareit Equity REIT Total Return Index (the “Equity REIT Index”). The Equity REIT Index includes all tax-qualified equity REITs listed on the NYSE, the American Stock Exchange and the Nasdaq Stock Market. Equity REITs are defined as those with 75% or more of their gross invested book value of assets invested directly or indirectly in the equity ownership of real estate.
PEO Total Compensation Amount	$ 12,963,964	$ 13,050,788	$ 12,894,537	$ 10,737,289
PEO Actually Paid Compensation Amount	$ 9,975,923	2,646,769	19,747,684	(220,724)
Adjustment To PEO Compensation, Footnote	In accordance with SEC rules, Compensation Actually Paid ("CAP") is computed by replacing the amounts in the “Stock Awards” column of the SCT from the “Summary Compensation Table Total” column in this table with the following amounts: (i) the fair value of as of the last day of the applicable year of unvested LTI equity awards that were granted during such year, (ii) as of the applicable vesting date, the fair value of LTI equity awards granted in the applicable year that vested during such year, (iii) as of the last day of the applicable year, the change in fair value of unvested LTI equity awards granted in prior years that remain unvested as of the last day of the applicable year compared to the last day of the previous year, (iv) as of the applicable vesting date, the change in fair value of LTI equity awards that vested during the applicable year compared to the last day of the previous year and (v) the value of dividends paid in cash on unvested LTI equity awards during the applicable year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our CEO or Non-CEO NEOs during the applicable year. In accordance with Item 402(v) of Regulation S-K, CAP for our CEO and Average Cap for our Non-CEO NEOs was computed as follows:

CEO	2023	2022	2021	2020

SCT Total for CEO	$12,963,964	$13,050,788	$12,894,537	$10,737,289
Minus Grant Date Value of Equity Awards Reported in the SCT	$(9,261,028)	$(9,157,428)	$(8,745,377)	$(8,644,379)
Plus Fair Value of Equity Awards Granted in the Applicable Year(a)(b)	$7,506,247	$5,183,625	$13,972,914	$4,950,613
Plus/Minus Change in Value of Prior Years’ Awards Unvested at Applicable Year End	$(878,774)	$(7,437,052)	$1,493,773	$(7,796,208)
Plus/Minus Change in Value of Prior Years’ Awards that Vested in the Applicable Year	$(652,734)	$642,971	$(206,106)	$251,319
Plus Dividends Paid on Unvested Equity Awards During the Applicable Year	$298,248	$363,865	$337,943	$280,642
Total Adjustments	$(2,988,041)	$(10,404,019)	$6,853,147	$(10,958,013)
Compensation Actually Paid	$9,975,923	$2,646,769	$19,747,684	$(220,724)

Average for Non-CEO NEOs	2023	2022	2021	2020

Average SCT Total for Non-CEO NEOs	$5,881,985	$5,794,249	$6,017,281	$4,677,157
Minus Grant Date Value of Equity Awards Reported in the SCT	$(3,441,717)	$(3,319,148)	$(3,329,155)	$(3,137,755)
Plus Fair Value of Equity Awards Granted in the Applicable Year(a)(b)	$4,144,496	$2,148,528	$5,185,663	$2,020,765
Plus/Minus Change in Value of Prior Years’ Awards Unvested at Applicable Year End	$(246,050)	$(2,412,962)	$427,396	$(2,568,567)
Plus/Minus Change in Value of Prior Years’ Awards that Vested in the Applicable Year	$88,654	$203,632	$(95,399)	$58,798
Plus Dividends Paid on Unvested Equity Awards During the Applicable Year	$165,307	$116,407	$92,091	$76,467
Total Adjustments	$710,690	$(3,263,543)	$2,280,596	$(3,550,292)
Average Compensation Actually Paid	$6,592,675	$2,530,706	$8,297,877	$1,126,865
a.The fair values of time-based LTI equity awards are based on the closing price of BXP common stock as reported on the NYSE on the relevant valuation date. Performance-based LTI equity awards were valued on the relevant valuation date using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718.
	b.Includes the fair value of (x) LTI equity awards granted during the applicable year that remain unvested as of the end of the applicable year and (y) LTI equity awards granted during the applicable year that vested during the applicable year.
Non-PEO NEO Average Total Compensation Amount	$ 5,881,985	5,794,249	6,017,281	4,677,157
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,592,675	2,530,706	8,297,877	1,126,865
Adjustment to Non-PEO NEO Compensation Footnote	In accordance with SEC rules, Compensation Actually Paid ("CAP") is computed by replacing the amounts in the “Stock Awards” column of the SCT from the “Summary Compensation Table Total” column in this table with the following amounts: (i) the fair value of as of the last day of the applicable year of unvested LTI equity awards that were granted during such year, (ii) as of the applicable vesting date, the fair value of LTI equity awards granted in the applicable year that vested during such year, (iii) as of the last day of the applicable year, the change in fair value of unvested LTI equity awards granted in prior years that remain unvested as of the last day of the applicable year compared to the last day of the previous year, (iv) as of the applicable vesting date, the change in fair value of LTI equity awards that vested during the applicable year compared to the last day of the previous year and (v) the value of dividends paid in cash on unvested LTI equity awards during the applicable year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our CEO or Non-CEO NEOs during the applicable year. In accordance with Item 402(v) of Regulation S-K, CAP for our CEO and Average Cap for our Non-CEO NEOs was computed as follows:

CEO	2023	2022	2021	2020

SCT Total for CEO	$12,963,964	$13,050,788	$12,894,537	$10,737,289
Minus Grant Date Value of Equity Awards Reported in the SCT	$(9,261,028)	$(9,157,428)	$(8,745,377)	$(8,644,379)
Plus Fair Value of Equity Awards Granted in the Applicable Year(a)(b)	$7,506,247	$5,183,625	$13,972,914	$4,950,613
Plus/Minus Change in Value of Prior Years’ Awards Unvested at Applicable Year End	$(878,774)	$(7,437,052)	$1,493,773	$(7,796,208)
Plus/Minus Change in Value of Prior Years’ Awards that Vested in the Applicable Year	$(652,734)	$642,971	$(206,106)	$251,319
Plus Dividends Paid on Unvested Equity Awards During the Applicable Year	$298,248	$363,865	$337,943	$280,642
Total Adjustments	$(2,988,041)	$(10,404,019)	$6,853,147	$(10,958,013)
Compensation Actually Paid	$9,975,923	$2,646,769	$19,747,684	$(220,724)

Average for Non-CEO NEOs	2023	2022	2021	2020

Average SCT Total for Non-CEO NEOs	$5,881,985	$5,794,249	$6,017,281	$4,677,157
Minus Grant Date Value of Equity Awards Reported in the SCT	$(3,441,717)	$(3,319,148)	$(3,329,155)	$(3,137,755)
Plus Fair Value of Equity Awards Granted in the Applicable Year(a)(b)	$4,144,496	$2,148,528	$5,185,663	$2,020,765
Plus/Minus Change in Value of Prior Years’ Awards Unvested at Applicable Year End	$(246,050)	$(2,412,962)	$427,396	$(2,568,567)
Plus/Minus Change in Value of Prior Years’ Awards that Vested in the Applicable Year	$88,654	$203,632	$(95,399)	$58,798
Plus Dividends Paid on Unvested Equity Awards During the Applicable Year	$165,307	$116,407	$92,091	$76,467
Total Adjustments	$710,690	$(3,263,543)	$2,280,596	$(3,550,292)
Average Compensation Actually Paid	$6,592,675	$2,530,706	$8,297,877	$1,126,865
a.The fair values of time-based LTI equity awards are based on the closing price of BXP common stock as reported on the NYSE on the relevant valuation date. Performance-based LTI equity awards were valued on the relevant valuation date using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718.
	b.Includes the fair value of (x) LTI equity awards granted during the applicable year that remain unvested as of the end of the applicable year and (y) LTI equity awards granted during the applicable year that vested during the applicable year.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	1.For 2021 and 2023, FFO is adjusted for certain transactions in accordance with the terms of the applicable AIP. For disclosures required by Regulation G, refer to Appendix A to this proxy statement.
Tabular List, Table
Performance Measures
Below is a list of the performance measures, not ranked in order of importance, which in our Compensation Committee’s assessment, represent the most important performance measures used to link compensation actually paid to our NEO’s for 2023 to BXP’s performance.

Performance Measures

Diluted FFO Per Share
Leasing
TSR
Relative TSR
Same Property NOI
Development Activities

Total Shareholder Return Amount	$ 61.55	55.54	90.43	71.65
Peer Group Total Shareholder Return Amount	63.34	62.07	99.51	81.56
Net Income (Loss)	$ 190,200,000	$ 848,900,000	$ 496,200,000	$ 862,200,000
Company Selected Measure Amount | $ / shares	7.30	7.53	6.56	6.29
PEO Name	Owen D. Thomas
Measure:: 1
Pay vs Performance Disclosure
Name	Diluted FFO Per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Leasing
Measure:: 3
Pay vs Performance Disclosure
Name	TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 5
Pay vs Performance Disclosure
Name	Same Property NOI
Measure:: 6
Pay vs Performance Disclosure
Name	Development Activities
PEO | Grant Date Value of Equity Awards Reported in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,261,028)	$ (9,157,428)	$ (8,745,377)	$ (8,644,379)
PEO | Fair Value of Equity Awards Granted in the Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,506,247	5,183,625	13,972,914	4,950,613
PEO | Change in Value of Prior Years’ Awards Unvested at Applicable Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(878,774)	(7,437,052)	1,493,773	(7,796,208)
PEO | Change in Value of Prior Years’ Awards that Vested in the Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(652,734)	642,971	(206,106)	251,319
PEO | Dividends Paid on Unvested Equity Awards During the Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	298,248	363,865	337,943	280,642
PEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,988,041)	(10,404,019)	6,853,147	(10,958,013)
Non-PEO NEO | Grant Date Value of Equity Awards Reported in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,441,717)	(3,319,148)	(3,329,155)	(3,137,755)
Non-PEO NEO | Fair Value of Equity Awards Granted in the Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,144,496	2,148,528	5,185,663	2,020,765
Non-PEO NEO | Change in Value of Prior Years’ Awards Unvested at Applicable Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(246,050)	(2,412,962)	427,396	(2,568,567)
Non-PEO NEO | Change in Value of Prior Years’ Awards that Vested in the Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	88,654	203,632	(95,399)	58,798
Non-PEO NEO | Dividends Paid on Unvested Equity Awards During the Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	165,307	116,407	92,091	76,467
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 710,690	$ (3,263,543)	$ 2,280,596	$ (3,550,292)